Statements of Net Assets Available for Benefits - Stock Purchase and Savings Program - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Interest in investments of the Trust	$ 378,723,776	$ 376,225,494
Notes receivable from participants	4,247,749	4,788,770
Contributions receivable:
Participant		747,747
Employer		590,919
Net assets available for benefits	$ 382,971,525	$ 382,352,930